Related party transactions and balances - Additional Information (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 0
Purchases of goods, related party transactions	$ 0